Assumptions Used to Determine Fair Market Value of Stock Options Granted (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value options granted	$ 13.12	$ 3.97		$ 1.46		$ 1.09
Average risk-free interest rate	2.00%	1.41%		0.87%		1.21%
Expected stock price volatilities	50.50% [1]	50.70%	[1]	54.80%	[1]	60.40%	[1]
Dividend yield	0.00%	0.00%		0.00%		0.00%
Expected stock option life (years)	6 years 3 months 15 days	5 years 2 months 12 days		6 years 1 month 10 days		6 years 29 days

[1]	a) There was no active external or internal market for the Company's shares until April of 2014. Thus, it was not possible to estimate the expected volatility of the Company's share price in estimating fair value of options granted. As a substitute for such volatility, the Company used the historical volatility of comparable companies.